FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Schedule of the changes in the allowance for debt instruments measured at amortized cost (Details) - COP ($) $ in Millions		6 Months Ended				12 Months Ended
		Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance		$ 25,674,195
Ending Balance		30,573,634				$ 25,674,195
Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	[1]	25,092,666
Ending Balance		29,909,988	[2]			25,092,666 [1]
Fair value through OCI and amortized cost | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance		12,996,259
Ending Balance		12,889,950				12,996,259
Fair value through OCI and amortized cost | Debt instruments | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance		55,803		$ 64,901		64,901
Sales and maturities		(8,554)		(1,149)
New debt instruments purchased	[3]	6,060		9,870
Net provisions recognised during the period		(11,769)		1,236
Foreign Exchange		2,971		(7,798)
Ending Balance		44,511		67,060		55,803
Fair value through OCI and amortized cost | Debt instruments | Stage One
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance		12,760,342
Ending Balance		12,753,231				12,760,342
Fair value through OCI and amortized cost | Debt instruments | Stage One | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance		29,939		29,881		29,881
Transfer from stage 1 to stage 2		(665)	[4]	(1,134)	[5]
Transfer from stage 2 to stage 1	[4]	354
Sales and maturities		(2,659)		(1,149)
New debt instruments purchased	[3]	5,717		9,870
Net provisions recognised during the period		(6,841)		6,293
Foreign Exchange		1,553		(3,506)
Ending Balance		27,398		40,255		29,939
Fair value through OCI and amortized cost | Debt instruments | Stage Two
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance		205,133
Ending Balance		100,494				205,133
Fair value through OCI and amortized cost | Debt instruments | Stage Two | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance		11,913		35,020		35,020
Transfer from stage 1 to stage 2		665	[4]	1,134	[5]
Transfer from stage 2 to stage 1	[4]	(354)
Sales and maturities		(5,895)
New debt instruments purchased	[3]	343
Net provisions recognised during the period		(2,778)		(5,057)
Foreign Exchange		353		(4,292)
Ending Balance		4,247		$ 26,805		11,913
Fair value through OCI and amortized cost | Debt instruments | Stage Three
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance		30,784
Ending Balance		36,225				30,784
Fair value through OCI and amortized cost | Debt instruments | Stage Three | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance		13,951
Net provisions recognised during the period		(2,150)
Foreign Exchange		1,065
Ending Balance		$ 12,866				$ 13,951

[1]	At December 31, the Bank has recognized in the Consolidated Statement of Comprehensive Income COP 93,264 related to debt instruments at fair value through OCI.
[2]	At June 30, the Bank has recognized in the Condensed Consolidated Interim Statement of Comprehensive Income COP (4,130) related to debt instruments at fair value through OCI. See Condensed Consolidated Interim Statement of Comprehensive Income.
[3]	Impairment is mainly in securities issued by government entities and corporate bonds by Bancolombia S.A. and Banistmo S.A.
[4]	Stage transfer in corporate bonds by Banistmo S.A. and Bangrícola S.A. y Filiales.
[5]	Stage transfer in corporate bonds by Banistmo S.A.